Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net Loss	$ (46,855)	$ (7,045)
Other Comprehensive gain (loss)
Reporting currency translation gain (loss)		88
Total other comprehensive gain (loss)		88
Total comprehensive loss	$ (46,855)	$ (6,957)